Operating Expenses	6 Months Ended
Jun. 30, 2018
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Operating Expenses

Note 6: Operating Expenses

The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Salaries, commissions and allowances	592	550	1,178	1,105
Share-based payments	14	13	23	28
Post-employment benefits	34	39	72	78
Total staff costs	640	602	1,273	1,211
Goods and services(1)	229	196	463	414
Data	59	55	112	105
Telecommunications	9	9	14	17
Real estate	26	38	50	69
Fair value adjustments(2)	1	(1)	4	(6)
Total operating expenses	964	899	1,916	1,810

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.

(2)	Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.